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                          UNITED STATES
               SECURITIES AND EXCHANGE COMMISSION
                     Washington, D.C.  20549
                            Form 13F
                       Form 13F COVER PAGE
 Report for the Calendar Year or Quarter Ended: 9/30/2003
                                              --------------
 Check here if Amendment [ ]; Amendment Number:
                                              --------------
  This Amendment (Check only one.):     [ ] is a restatement.
                                        [ ] adds new holdings
                                             entries.
 Institutional Investment Manager Filing this Report:
 Name:     CAPE ANN SAVINGS BANK
          ---------------------------------------------
 Address:  109 MAIN ST.
          ---------------------------------------------
           GLOUCESTER, MA 01930
          ---------------------------------------------

 Form 13F File Number:  28-
                          -----------------
 The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.
 Person Signing this Report on Behalf of Reporting Manager:
 Name:     RICHARD P. CIOLINO
          ---------------------------------------------
 Title:    TRUST INVESTMENT OFFICER
          ---------------------------------------------
 Phone:    978-283-7079
          ---------------------------------------------
 Signature, Place, and Date of Signing:

  /s/ Richard P. Ciolino   Gloucester, MA                10/31/2003
 ------------------------ ----------------------------- --------------
 [Signature]              [City, State]                 [Date]
 Report Type (Check only one.):
 [X]  13F HOLDINGS REPORT.  (Check here if all holdings of this reporting manager are reported in this report.)
 [ ]  13F NOTICE.  (Check here if no holdings reported are in this report, and all holdings are reported by other reporting
     manager(s).)
 [ ]  13F COMBINATION REPORT.  (Check here if a portion of the holdings for this reporting manager are reported in this
     report and a portion are reported by other reporting
     manager(s).)
 List of Other Managers Reporting for this Manager:
 [If there are no entries in this list, omit this section.]
     Form 13F File Number         Name
     28-
        ------------------        ------------------------
     [Repeat as necessary.]

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Schedule 13F Worksheet

                                                                 As of 9/30/2003

Displayed is a list of the assets whose holdings are either over $200,000 in market value or over 10,000 units.

Asset Types listed include 010, 020, 030, 035, 080.

Included in the totals are only those accounts whose Investment Powers are "Full" or "Partial".

                                                                                                          Voting
                                                                                                         Authority
                                                                                   Investment   ------------------------------
                                                    Market Value        Units        Powers        Full      Partial    None
                                                    ------------       --------    -----------  ----------   -------   -------
AOL TIME WARNER      Common Stock    00184A105      $151,296.46        10013.00       FULL       10013.00        0        0
ABBOTT LABS          Common Stock    002824100      $975,160.90        22918.00       FULL       22918.00        0        0
ABBOTT LABS          Common Stock    002824100      $212,664.90         4998.00     PARTIAL       3398.00        0     1600.00
AMERICAN INTL        Common Stock    026874107      $837,457.82        14514.00       FULL       13882.00        0      632.00
GROUP INC
AUTOMATIC DATA       Common Stock    053015103      $329,855.85         9201.00       FULL        8701.00        0      500.00
PROCESSING INCOM
BP P.L.C.            Foreign Stock   055622104      $336,210.60         7986.00       FULL        7986.00        0        0
BANK OF AMERICA      Common Stock    060505104      $567,819.04         7276.00       FULL        7176.00        0      100.00
CORPORATION COM
BELLSOUTH CORP       Common Stock    079860102      $381,461.12        16109.00       FULL       15309.00        0      800.00
CARDINAL HEALTH      Common Stock    14149Y108      $350,340.00         6000.00       FULL        6000.00        0        0
INC
CHEVRONTEXACO        Common Stock    166764100      $308,020.95         4311.00       FULL        3849.00        0      462.00
CORP
CISCO SYS INC        Common Stock    17275R102      $639,711.45        32655.00       FULL       31255.00        0     1400.00
CITIGROUP INC        Common Stock    172967101      $641,144.88        14088.00       FULL       13688.00        0      400.00
COCA COLA CO         Common Stock    191216100      $383,761.68         8933.00       FULL        8933.00        0        0
DELL INC             Common Stock    24702R101      $596,346.48        17844.00       FULL       17244.00        0      600.00
DOMINION RES INC     Common Stock    25746U109      $310,428.50         5015.00       FULL        4715.00        0      300.00
VA NEW
EMERSON ELEC CO      Common Stock    291011104      $274,569.75         5215.00       FULL        5215.00        0        0
EXXON MOBIL CORP     Common Stock    30231G102    $2,670,000.96        72950.85       FULL       72150.85        0      800.00
EXXON MOBIL CORP     Common Stock    30231G102      $607,852.80        16608.00     PARTIAL      16608.00        0        0
FPL GROUP INC        Common Stock    302571104      $308,732.00         4885.00       FULL        4630.00        0      255.00
FEDERAL NATL MTG     Common Stock    313586109      $491,751.00         7005.00       FULL        6605.00        0      400.00
ASSN
FIFTH THIRD          Common Stock    316773100    $1,532,626.30        27595.00       FULL       27595.00        0        0
BANCORP
GENERAL ELEC CO      Common Stock    369604103    $3,217,214.45       107924.00       FULL      105524.00        0     2400.00
GENERAL ELEC CO      Common Stock    369604103    $1,131,498.17        37957.00     PARTIAL      35707.00        0     2250.00
GENERAL MLS INC      Common Stock    370334104      $316,357.47         6721.00       FULL        6721.00        0        0
HOME DEPOT INC       Common Stock    437076102      $481,954.22        15132.00       FULL       13332.00        0     1800.00
ILLINOIS TOOL        Common Stock    452308109      $204,809.66         3091.00       FULL        3091.00        0        0
WKS INC
INTEL CORP           Common Stock    458140100      $562,453.76        20438.00       FULL       18838.00        0     1600.00
INTERNATIONAL        Common Stock    459200101      $446,331.49         5053.00       FULL        5053.00        0        0
BUSINESS MACHSCOM
JOHNSON & JOHNSON    Common Stock    478160104      $927,707.68        18734.00       FULL       17223.00        0     1511.00
KIMBERLY CLARK       Common Stock    494368103      $331,065.32         6451.00       FULL        5851.00        0      600.00
CORP
MAGELLAN HEALTH      Common Stock    559079108        $3,150.00        35000.00       FULL       35000.00        0        0
SERVICES INC
MARSH & MCLENNAN     Common Stock    571748102      $412,016.94         8654.00       FULL        8654.00        0        0
COS INC
MEDTRONIC INC        Common Stock    585055106      $221,743.92         4726.00       FULL        4726.00        0        0
MERCK & CO INC       Common Stock    589331107      $700,125.22        13831.00       FULL       13831.00        0        0
MICROSOFT CORP       Common Stock    594918104      $674,066.60        24247.00       FULL       23197.00        0     1050.00
MORGAN STANLEY       Common Stock    617446448      $499,705.38         9903.00       FULL        9503.00        0      400.00
NOKIA CORP           Foreign Stock   654902204      $258,694.80        16583.00       FULL       15483.00        0     1100.00
PEPSICO INC          Common Stock    713448108      $719,072.70        15690.00       FULL       15390.00        0      300.00
PFIZER INC           Common Stock    717081103    $1,361,236.66        44807.00       FULL       43577.00        0     1230.00
PROCTER & GAMBLE     Common Stock    742718109      $847,446.60         9130.00       FULL        9130.00        0        0
CO
SBC                  Common Stock    78387G103      $551,221.52        24774.00       FULL       23974.00        0      800.00
COMMUNICATIONS
INC
STAPLES INC          Common Stock    855030102      $272,968.00        11450.00       FULL       10950.00        0      500.00
SUNLIFE              Common Stock    866796105      $314,098.20        14508.00       FULL       14508.00        0        0
FINANCIAL OF
CANADA
SUDBAY CHRYSLER      Common Stock    87507U991      $421,501.99          700.00       FULL         700.00        0        0
TRUST
TRI CONTL CORP       Common Stock    895436103      $177,650.00        11875.00     PARTIAL      11875.00        0        0
UNITED               Common Stock    913017109      $309,120.00         4000.00       FULL        4000.00        0        0
TECHNOLOGIES CORP
VERIZON              Common Stock    92343V104      $958,678.32        29552.35       FULL       29552.35        0        0
COMMUNICATIONS
WACHOVIA CORP        Common Stock    929903102    $1,243,155.39        30181.00       FULL       30181.00        0        0
2ND NEW
WACHOVIA             Preferred Stock 929903201          $179.69        29948.00       FULL       29948.00        0        0
""DEPS"" PFD"
WAL MART STORES      Common Stock    931142103      $736,382.25        13185.00       FULL       13185.00        0        0
INC
WELLS FARGO & CO     Common Stock    949746101      $524,527.50        10185.00       FULL        9685.00        0      500.00
NEW
WYETH                Common Stock    983024100    $1,137,840.20        24682.00       FULL       24382.00        0      300.00

                     Grand Total                 $32,871,187.54       925232.20